INTERCAPITAL INSURED MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 1997

                               Two World Trade Center, New York, New York 10048

DEAR SHAREHOLDER:

We are pleased to present the semi-annual report on the operations of InterCapital Insured Municipal Income Trust (IIM) for the period ended April 30, 1997.

Economic growth moderated during the third quarter of 1996, causing fixed-income yields to move lower through November. However, an acceleration of economic activity led by consumer spending developed in the fourth quarter of 1996 and continued into the first quarter of 1997. This contributed to rising interest rates between December and April. On March 25, 1997, the Federal Reserve Board raised the federal-funds rate 25 basis points to 5.50 percent in a preemptive move against a possible acceleration in the rate of inflation. Subsequently, the fixed-income markets began to anticipate the possibility of additional rate hikes by the Fed.

MUNICIPAL MARKET CONDITIONS

Municipal yields followed the trend of Treasury yields, but were less volatile. Long-term insured revenue bond yields moved as low as 5.45 percent in November 1996, before rising to 5.75 percent in April 1997.


                           BOND YIELDS 1994-1997


                                                          Insured Municipal
            30-Year Insured                                Revenue Yields
               Municipal          30-year U.S.           as a Percentage of
            Revenue Yields      Treasury Yields          U.S. Treasury Yields
                  5.45               6.35                         0.8586
Jan '94           5.29               6.24                         0.8481
                  5.64               6.66                         0.8468
                  6.19               7.09                         0.8728
                  6.24               7.31                         0.854
                  6.23               7.43                         0.8387
                  6.31               7.61                         0.8293
                  6.15               7.4                          0.8314
                  6.17               7.45                         0.828
                  6.42               7.82                         0.8212
                  6.66               7.97                         0.8356
                  6.99               8                            0.8738
                  6.65               7.88                         0.8438
Jan '95           6.42               7.7                          0.834
                  6.12               7.44                         0.8222
                  6.07               7.43                         0.8167
                  6.05               7.34                         0.8245
                  5.84               6.65                         0.8784
                  6                  6.62                         0.9066
                  5.99               6.85                         0.875
                  5.98               6.65                         0.8997
                  5.97               6.5                          0.9184
                  5.79               6.33                         0.915
                  5.61               6.13                         0.9151
                  5.49               5.95                         0.923
Jan '96           5.42               6.03                         0.8989
                  5.55               6.47                         0.8577
                  5.89               6.67                         0.8835
                  5.94               6.91                         0.8601
                  5.99               6.99                         0.8571
                  5.86               6.87                         0.8529
                  5.77               6.97                         0.8278
                  5.82               7.12                         0.8176
                  5.71               6.92                         0.8248
                  5.6                6.64                         0.8431
                  5.45               6.35                         0.8583
                  5.56               6.64                         0.8372
Jan '97           5.63               6.79                         0.8293
                  5.53               6.8                          0.8129
                  5.83               7.1                          0.8216
                  5.74               6.96                         0.8251

Source: Bloomberg L.P.

INTERCAPITAL INSURED MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 1997, continued


Similarly, yields on one-year municipal notes moved from 3.70 to 3.95 percent over the past six months. The yield curve pick-up for extending maturities from 1 to 30 years increased to 180 basis points.

The ratio of 30-year insured revenue bond yields to 30-year U.S. Treasury yields declined from 86 percent at the end of October 1996 to 82 percent in April 1997. A declining ratio means that municipals have outperformed Treasuries, but have become relatively more expensive. The ratio has ranged from 81 to 92 percent over the past three years.

New-issue municipal volume was down 6 percent during the first four months of 1997. However, underwriting volume for the full year is expected to exceed bond maturities and redemptions.

PERFORMANCE

Over the six-month period ended April 30, 1997, the Trust's net asset value
(NAV) moved from $13.86 to $13.75. Based on this NAV change plus reinvestment of tax-free dividends totaling $0.39 per share, the Trust's total NAV return was 2.43 percent. IIM's market price on the New York Stock Exchange moved from $11.625 to $12.125 per share. Based on this change in market price plus reinvestment of tax-free dividends, IIM's total market return was 7.69 percent. On April 30, 1997, the Trust was trading at a 12 percent discount to NAV. Undistributed net investment income available for dividends increased from $0.088 to $0.106 per share.


FIVE LARGEST SECTORS AS OF APRIL 30, 1997
(% OF NET ASSETS)

ELECTRIC          18%
HOSPITAL          14%
WATER & SEWER     12%
IDR/PRC*          12%
HOUSING            9%
ALL OTHERS        35%

*INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.



CREDIT ENHANCEMENTS AS OF APRIL 30, 1997
(% OF TOTAL LONG-TERM PORTFOLIO)


MBIA              38%
AMBAC             24%
FGIC              25%
FSA               13%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

INTERCAPITAL INSURED MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 1997, continued


PORTFOLIO STRUCTURE

The Trust remained fully invested in long-term municipal bonds during the period. Investments were diversified among 13 long-term sectors and 71 credits. IIM's average maturity and call protection were 22 years and 7 years, respectively. To assure the timely payment of principal and interest, each position in the portfolio was backed by triple "A" rated bond insurance.

THE IMPACT OF LEVERAGING

As we have discussed previously, the total income available for distribution to common shareholders includes incremental income provided by the Trust's outstanding Auction Rate Preferred Shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to one year. Incremental income to common shares depends on two factors: first, the amount of ARPS outstanding, and second, the spread between the portfolio's cost yield and ARPS expenses (ARPS auction rate and expenses). The greater the spread and the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates.

ARPS yields ranged between 2.90 and 5.125 percent during the six months ended April 30, 1997. Over the same period, ARPS leverage contributed $0.04 per share to common share earnings. Five ARPS series totaled $155 million and represented 27 percent of net assets.

LOOKING AHEAD

With the collapse of flat-tax proposals, municipal bonds have improved relative to U.S. Treasury securities. Although tax-free yields are currently somewhat "rich" in their historical relationship with Treasury yields, the long-term benefit of tax-exemption remains intact.

The Trust's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps to support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust, when appropriate, may purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the six-month period ended April 30, 1997, IIM purchased and retired 1,182,700 shares of beneficial interest at a weighted average market discount of 12.89 percent. The Trust may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions.

INTERCAPITAL INSURED MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 1997, continued


We appreciate your ongoing support of InterCapital Insured Municipal Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,


/s/ Charles A. Fiumefreddo

CHARLES A. FIUMEFREDDO
Chairman of the Board

INTERCAPITAL INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited)


 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS (97.7%)
            General Obligation (8.3%)
            District of Columbia,
   $ 5,000   Refg Ser 1993 B (AMBAC) ........................................  5.50 %   06/01/09   $ 4,951,900
     6,000   Refg Ser 1993 B (FSA) ..........................................  5.50     06/01/10     5,884,620
     2,000  Aurora, Illinois, Refg Ser 1993 A (FGIC) ........................  5.125    01/01/19     1,795,880
     3,000  Chicago, Illinois, Refg Ser 1993 A (MBIA) .......................  5.50     01/01/17     2,844,450
    10,000  Cook County, Illinois, Ser B (FGIC) .............................  5.50     11/15/22     9,387,600
     5,000  River Rouge School District, Michigan, 1993 Bldg & Site Unltd
             Tax (FSA)  .....................................................  5.625    05/01/22     4,840,400
     3,000  Vicksburg Community Schools, Michigan, 1993 Refg (MBIA) .........  5.625    05/01/20     2,900,520
     7,215  Clark County Sanitation District, Nevada, Refg 1993 (FGIC) ......  5.70     07/01/12     7,224,596
     8,000  Washoe County, Nevada, Reno -Sparks Convention Ltd Tax
             Ser 1993 A (FGIC) ..............................................  5.75     07/01/22     7,873,840
   -------                                                                                         -----------
    49,215                                                                                          47,703,806
   -------                                                                                         -----------
            Educational Facilities Revenue (3.9%)
     4,000  Alabama State University, General Tuition & Fee Ser 1993 (MBIA) .  5.70     05/01/15     3,989,280
     4,500  Indiana University, Student Fee Ser J (FGIC) ....................  5.00     08/01/18     3,992,715
    10,000  Wayne State University, Michigan, Ser 1993 (AMBAC) ..............  5.50     11/15/18     9,597,800
            Rhode Island Health & Educational Building Corporation,
     2,500   Providence College Ser 1993 (MBIA) .............................  5.60     11/01/15     2,428,275
     2,500   Providence College Ser 1993 (MBIA) .............................  5.60     11/01/22     2,345,475
   -------                                                                                         -----------
    23,500                                                                                          22,353,545
   -------                                                                                         -----------
            Electric Revenue (17.5%)
    16,000  Redding, California, Ser 1993 A COPs (FGIC) .....................  5.684    06/01/19    15,357,760
            Massachusetts Municipal Wholesale Electric Company,
     6,000   1993 Ser A (AMBAC) .............................................  5.00     07/01/10     5,672,640
    10,000   1993 Ser A (AMBAC) .............................................  5.45     07/01/18     9,318,400
    20,000  North Carolina Municipal Power Agency #1, Catawba Ser 1993
             (MBIA) .........................................................  5.60     01/01/20    19,003,200
     4,000  Piedmont Municipal Power Agency, South Carolina, Refg Ser 1993
             (MBIA)  ........................................................  5.375    01/01/25     3,793,120
    15,000  South Carolina Public Service Authority, 1993 Refg Ser A (MBIA) .  5.50     07/01/21    14,268,150
     6,000  Lower Colorado River Authority, Texas, Jr Lien Refg 4th Ser
             (FSA) ..........................................................  5.625    01/01/17     5,849,760
     8,000  Texas Municipal Power Agency, Refg Ser 1993 (MBIA) ..............  5.25     09/01/12     7,713,680
    10,000  Washington Public Power Supply System, Nuclear Proj #1 Refg
             Ser 1993 A (MBIA) ..............................................  5.70     07/01/17     9,730,500
    10,000  Wisconsin Public Power Incorporated, Refg Ser 1993 A (AMBAC) ....  5.25     07/01/21     9,131,700
   -------                                                                                         -----------
   105,000                                                                                          99,838,910
   -------                                                                                         -----------
            Hospital Revenue (13.7%)
     2,100  District of Columbia, Children's Hospital Refg Ser 1992 A
             (FGIC) .........................................................  6.25     07/15/10     2,186,142
     8,000  Fulton-DeKalb Hospital Authority, Georgia, Grady Memorial
             Hospital Refg Ser 1993 (MBIA) ..................................  5.50     01/01/20     7,640,480
     4,000  Indiana Health Facilities Financing Authority, Deaconess
             Hospital Inc Refg Ser 1993 (MBIA) ..............................  5.75     03/01/15     3,951,360
     5,000  Cedar Rapids, Iowa, St Lukes-Methodist Hospital Refg Ser 1993
             (FGIC)  ........................................................  5.75     08/15/22     4,908,000

                       SEE NOTES TO FINANCIAL STATEMENTS


INTERCAPITAL INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------
  $ 5,000   Kentucky Economic Development Finance Authority, St Elizabeth
             Medical Center Inc Ser 1993 A (FGIC) ...........................  6.00 %   12/01/22   $ 5,046,500
   12,000   Louisiana Public Facilities Authority, Our Lady of the Lake
             Regional Medical Center Ser 1993 D & E (FSA) ...................  5.90     12/03/21    11,653,200
   10,000   Maine Health & Higher Educational Facilities Authority, Ser 1993
             A (FSA)  .......................................................  5.50     07/01/23     9,380,700
    5,000   Massachusetts Health & Educational Facilities Authority, Lahey
             Clinic Medical Center Ser B (MBIA) .............................  5.625    07/01/15     4,874,700
   10,000   Michigan Hospital Finance Authority, Oakwood Hospital Refg Ser
             1993 A (FGIC) ..................................................  5.625    11/01/18     9,585,200
    5,000   Allegheny County Hospital Development Authority, Pennsylvania,
             Pittsburgh Mercy Health Ser 1996 (AMBAC) .......................  5.625    08/15/18     4,822,300
    5,000   Washington County Hospital Authority, Pennsylvania, Washington
             Hospital Ser 1993 (AMBAC) ......................................  5.625    07/01/23     4,772,550
    4,000   Chattanooga-Hamilton County Hospital Authority, Tennessee,
             Erlanger Medical Center Refg Ser 1993 (FSA) ....................  5.50     10/01/13     3,947,920
    5,500   Wisconsin Health & Educational Facilities Authority, Sisters of
             the Sorrowful Mother Health Care Ser AA (MBIA) .................  6.25     06/01/20     5,638,600
  -------                                                                                          -----------
   80,600                                                                                           78,407,652
  -------                                                                                          -----------
            Industrial Development/Pollution Control Revenue (11.7%)
    7,500   Adams County, Colorado, Public Service Co of Colorado Refg
             1993 Ser A (MBIA) ..............................................  5.875    04/01/14     7,608,000
    4,000   St Johns County Industrial Development Authority, Florida,
             Professional Golf Hall of Fame Ser 1996 (MBIA) .................  5.875    09/01/23     4,022,720
   15,000   Indiana Development Finance Authority, PSI Energy Inc Ser 1993 B
             (AMT)(MBIA) ....................................................  5.75     02/15/28    14,454,300
    4,900   Monroe County, Michigan, Detroit Edison Co Ser CC (AMT) (MBIA) ..  6.55     06/01/24     5,130,986
    5,400   Forsyth, Montana, Puget Sound Power & Light Co Ser 1993 (MBIA) ..  5.875    04/01/20     5,404,752
    5,000   Washoe County, Nevada, Sierra Pacific Power Co Ser 1990
             (AMT)(MBIA)  ...................................................  6.65     06/01/17     5,309,600
            New York State Energy Research & Development Authority,
    6,000    Brooklyn Union Gas Co Ser D-1 & 2 (AMT)(MBIA) ..................  5.635    07/08/26     5,616,300
    4,000    New York State Electric & Gas Corp 1987 Ser A (AMT) (MBIA) .....  6.15     07/01/26     4,032,680
   15,000   Brazos River Authority, Texas, Texas Utilities Electric Co Ser
             1993 A (AMT)(AMBAC) ............................................  6.05     04/01/25    15,055,200
  -------                                                                                          -----------
   66,800                                                                                           66,634,538
  -------                                                                                          -----------
            Mortgage Revenue - Multi-Family (1.5%)
    8,675   West Virginia Housing Development Fund, Ser A (AMBAC) ...........  5.65     11/01/21     8,417,700
  -------                                                                                          -----------
            Mortgage Revenue - Single Family (7.7%)
    3,000   Alaska Housing Finance Corporation, Governmental 1995 Ser A
             (MBIA) .........................................................  5.875    12/01/24     2,937,660
   16,990   Connecticut Housing Finance Authority, 1992 Ser A-2 (AMT)
             (Secondary FSA) ................................................  6.05     11/15/25    17,040,290
    1,195   Maine Housing Authority, Mortgage Purchase 1990 Ser A-6
             (AMT)(Secondary MBIA) ..........................................  6.35     11/15/22     1,211,455

                       SEE NOTES TO FINANCIAL STATEMENTS


INTERCAPITAL INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------
   $13,000  New Jersey Housing & Mortgage Finance Agency, Home Buyer 1990
             Ser F-3 (AMT)(MBIA) ............................................  5.95 %   04/01/25    $12,816,440
    10,000  Virginia Housing Development Authority, 1992 Ser B (AMT)
             (Secondary FSA) ................................................  6.30     01/01/27     10,145,400
   -------                                                                                          -----------
    44,185                                                                                           44,151,245
   -------                                                                                          -----------
            Public Facilities Revenue (4.1%)
    10,000  California Public Works Board, Corrections Refg 1993 Ser A
             (AMBAC) ........................................................  5.00     12/01/19      9,140,200
     5,000  Florida Department of Management Services, Pool Refg Ser 1992
             (AMBAC) ........................................................  5.40     09/01/14      4,856,100
    10,000  Marion County Convention & Recreational Facilities Authority,
             Indiana, Excise Tax Refg Ser 1993 A (AMBAC)  ...................  5.50     06/01/21      9,403,000
   -------                                                                                          -----------
    25,000                                                                                           23,399,300
   -------                                                                                          -----------
            Student Loan Revenue (3.2%)
    18,000  Pennsylvania Higher Education Assistance Agency, 1988 Ser D
             (AMT)(AMBAC) ...................................................  6.05     01/01/19     18,021,060
   -------                                                                                          -----------
            Transportation Facilities Revenue (7.4%)
     5,000  Tucson, Arizona, Street & Highway Jr Lien Refg Ser 1993 (MBIA) ..  5.50     07/01/12      4,971,650
     5,000  Chicago, Illinois, Chicago-O'Hare Int'l Airport Second Lien Refg
             1993 Ser A (AMT)(MBIA) .........................................  5.60     01/01/18      4,702,450
    14,000  Regional Transportation Authority, Illinois, Ser 1993 B (FGIC) ..  5.85     06/01/23     13,833,120
     3,000  Kentucky Turnpike Authority, Econ Dev Road Revitalization Refg
             Ser 1993 (AMBAC) ...............................................  5.50     07/01/11      2,979,360
    10,000  Pennsylvania Turnpike Commission, Refg Ser O 1992 (FGIC) ........  5.50     12/01/17      9,606,800
     4,000  Salt Lake City, Utah, Airport Refg Ser 1993 B (FGIC) ............  5.875    12/01/18      3,944,440
     2,000  Richmond Metropolitan Authority, Virginia, Expressway 1992 Ser B
             (FGIC)............................ ............................   6.25     07/15/22      2,070,040
   -------                                                                                          -----------
    43,000                                                                                           42,107,860
   -------                                                                                          -----------
            Water & Sewer Revenue (11.7%)
    17,000  Central Lake County Joint Action Water Agency, Illinois, Refg
             Ser 1993 (FGIC) ................................................  5.375    05/01/20     15,763,590
    10,000  Louisville & Jefferson County Metropolitan Sewer District,
             Kentucky, Ser 1993 (MBIA) ......................................  5.30     05/15/19      9,311,600
     3,000  Detroit, Michigan, Sewage Refg Ser 1993 A (FGIC) ................  5.70     07/01/13      2,997,210
    15,000  Houston, Texas, Water & Sewer 1992 Ser C (MBIA) .................  5.75     12/01/15     14,948,250
            Seattle, Washington,
    10,000   Sewer, Refg Ser Y (FGIC) .......................................  5.70     01/01/15      9,811,500
    10,000   Sewer, Refg Ser X (FGIC) .......................................  5.50     01/01/16      9,495,900
     5,000  West Virginia Water Development Authority, Loan Program II
             Refg Ser A-11 (FSA) ............................................  5.50     11/01/23      4,740,000
   -------                                                                                          -----------
    70,000                                                                                           67,068,050
   -------                                                                                          -----------

                       SEE NOTES TO FINANCIAL STATEMENTS


INTERCAPITAL INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------
            Other Revenue (2.6%)
   $ 5,000  Indianapolis, Indiana, Gas Utility Ser 1994 A (AMBAC) ...........  5.875%   06/01/24   $  4,982,900
    10,000  Rhode Island Depositors Economic Protection Corporation, Refg
             1992 Ser B (MBIA) ..............................................  6.00     08/01/17     10,044,100
   -------                                                                                         ------------
    15,000                                                                                           15,027,000
   -------                                                                                         ------------
            Refunded (4.4%)
     9,700  Metropolitan Pier & Exposition Authority, Illinois, McCormick
             Place Ser 1992 A (Secondary AMBAC) .............................  6.50     06/15/03++   10,650,794
     4,360  Piedmont Municipal Power Agency, South Carolina, Refg Ser 1993
             (MBIA)(ETM) ....................................................  5.375    01/01/25      4,189,916
     5,000  Shelby County Health, Educational & Housing Facility Board,
             Tennessee, LeBonheur Children's Medical Center Inc Ser D
             (MBIA)(ETM) ....................................................  5.50     08/15/19      4,905,150
     5,000  Loudoun County Sanitation Authority, Virginia, Refg Ser 1992
             (FGIC) .........................................................  6.25     01/01/03++    5,332,750
   -------                                                                                         ------------
    24,060                                                                                           25,078,610
   -------                                                                                         ------------
   573,035  TOTAL MUNICIPAL BONDS (Identified Cost $563,010,810) .................................  558,209,276
   =======
            SHORT-TERM MUNICIPAL OBLIGATIONS (0.5%)
     1,200  Missouri Health & Educational Facilities Authority, Washington
             University Ser 1996 C (Demand 05/01/97)  .......................  4.00*    09/01/30      1,200,000
       100  Harris County Health Facilities Development Corporation, Texas,
             Methodist Hospital Ser 1994 (Demand 05/01/97) ..................  3.85*    12/01/25        100,000
     1,800  Sweetwater County, Wyoming, Pacificorp Ser 1994 (AMBAC)
             (Demand 05/01/97) ..............................................  3.85*    11/01/24      1,800,000
   -------                                                                                         ------------
     3,100  TOTAL SHORT-TERM MUNICIPAL OBLIGATIONS (Identified Cost $3,100,000) ..................    3,100,000
   -------                                                                                         ------------
  $576,135  TOTAL INVESTMENTS (Identified Cost $566,110,810) (a) .....................   98.2%      561,309,276
  ========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  ..........................    1.8        10,129,080
                                                                                                   ------------
            NET ASSETS  ..............................................................   100.0%    $571,438,356
                                                                                                   ============

--------------
   AMT     Alternative Minimum Tax.
   COPs    Certificates of Participation.
   ETM     Escrowed to Maturity.
   ++      Prerefunded to call date shown.
   *       Current coupon of variable rate demand obligation.
   (a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $2,866,743 and the aggregate gross unrealized depreciation is $7,668,277, resulting in net unrealized depreciation of $4,801,534.

Bond Insurance:
---------------
  AMBAC    AMBAC Indemnity Corporation.
  FGIC     Financial Guaranty Insurance Company.
  FSA      Financial Security Assurance Inc.
  MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

INTERCAPITAL INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) continued


                      GEOGRAPHIC SUMMARY OF INVESTMENTS
              Based on Market Value as a Percent of Net Assets
                                April 30, 1997

Alabama                 0.7%
Alaska                  0.5
Arizona                 0.9
California              4.3
Colorado                1.3
Connecticut             3.0
District of Columbia    2.3
Florida                 1.6
Georgia                 1.3
Illinois               10.3
Indiana                 6.4
Iowa                    0.9
Kentucky                3.0%
Louisiana               2.0
Maine                   1.9
Massachusetts           3.5
Michigan                6.1
Missouri                0.2
Montana                 0.9
Nevada                  3.6
New Jersey              2.2
New York                1.7
North Carolina          3.3
Pennsylvania            6.5
Rhode Island            2.6%
South Carolina          3.9
Tennessee               1.6
Texas                   7.6
Utah                    0.7
Virginia                3.1
Washington              5.1
West Virginia           2.3
Wisconsin               2.6
Wyoming                 0.3
                       ----
Total                  98.2%
                       ====

                       SEE NOTES TO FINANCIAL STATEMENTS

INTERCAPITAL INSURED MUNICIPAL INCOME TRUST
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
April 30, 1997 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $566,110,810)..........................................   $561,309,276
Cash.....................................................................         57,045
Interest receivable......................................................     10,814,218
Deferred organizational expenses.........................................          5,948
Prepaid expenses ........................................................         75,760
                                                                            ------------
  TOTAL ASSETS...........................................................    572,262,247
                                                                            ------------
LIABILITIES:
Payable for:
 Common shares of beneficial interest repurchased........................        403,801
 Investment management fee...............................................        184,923
 Dividends to preferred shareholders.....................................        115,892
Accrued expenses ........................................................        119,275
                                                                            ------------
  TOTAL LIABILITIES......................................................        823,891
                                                                            ------------
NET ASSETS:
Preferred shares of beneficial interest (1,000,000 shares authorized of
 non-participating $.01 par value, 3,100 shares outstanding) ............    155,000,000
                                                                            ------------
Common shares of beneficial interest (unlimited shares authorized of
 $.01
 par value, 30,283,113 shares outstanding)...............................    433,236,506
Net unrealized depreciation..............................................     (4,801,534)
Accumulated undistributed net investment income..........................      3,224,423
Accumulated net realized loss............................................    (15,221,039)
                                                                            ------------
  NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS...........................    416,438,356
                                                                            ------------
  TOTAL NET ASSETS.......................................................   $571,438,356
                                                                            ============
NET ASSET VALUE PER COMMON SHARE
 ($416,438,356 divided by 30,283,113 common shares outstanding) .........         $13.75
                                                                                  ======

                       SEE NOTES TO FINANCIAL STATEMENTS

INTERCAPITAL INSURED MUNICIPAL INCOME TRUST
FINANCIAL STATEMENTS, continued


STATEMENT OF OPERATIONS
For the six months ended April 30, 1997 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME.......................  $16,587,820
                                        -----------
EXPENSES
Investment management fee ............    1,011,864
Auction commission fees ..............      192,367
Transfer agent fees and expenses .....       80,263
Professional fees.....................       55,626
Auction agent fees....................       20,280
Registration fees.....................       17,928
Custodian fees........................       13,788
Shareholder reports and notices ......       13,511
Trustees' fees and expenses ..........        9,375
Organizational expenses...............        3,568
Other.................................       23,325
                                        -----------
  TOTAL EXPENSES......................    1,441,895
  LESS: EXPENSE OFFSET ...............      (13,707)
                                        -----------
  NET EXPENSES........................    1,428,188
                                        -----------
  NET INVESTMENT INCOME ..............   15,159,632
                                        -----------
NET REALIZED AND UNREALIZED LOSS:
Net realized loss.....................       (9,936)
Net change in unrealized
 appreciation.........................   (5,755,728)
                                        -----------
  NET LOSS ...........................   (5,765,664)
                                        -----------
NET INCREASE .........................  $ 9,393,968
                                        ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

INTERCAPITAL INSURED MUNICIPAL INCOME TRUST
FINANCIAL STATEMENTS, continued


STATEMENT OF CHANGES IN NET ASSETS

                                                    FOR THE SIX      FOR THE YEAR
                                                    MONTHS ENDED        ENDED
                                                   APRIL 30, 1997  OCTOBER 31, 1996
-----------------------------------------------------------------------------------
                                                    (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ............................  $ 15,159,632     $ 31,410,887
Net realized loss ................................        (9,936)        (620,558)
Net change in unrealized appreciation.............    (5,755,728)         440,974
                                                    ------------     ------------
  NET INCREASE....................................     9,393,968       31,231,303
                                                    ------------     ------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT
INCOME:
Preferred.........................................    (2,667,068)      (5,551,293)
Common............................................   (12,052,231)     (24,369,679)
                                                    ------------     ------------
  TOTAL...........................................   (14,719,299)     (29,920,972)
                                                    ------------     ------------
Decrease from transactions in common shares of
 beneficial interest..............................   (14,252,106)     (23,133,162)
                                                    ------------     ------------
  NET DECREASE....................................   (19,577,437)     (21,822,831)
NET ASSETS:
Beginning of period...............................   591,015,793      612,838,624
                                                    ------------     ------------
  END OF PERIOD
  (Including undistributed net investment income
  of $3,224,423 and $2,784,090, respectively) ....  $571,438,356     $591,015,793
                                                    ============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS

INTERCAPITAL INSURED MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1997 (unaudited)


1. ORGANIZATION AND ACCOUNTING POLICIES

InterCapital Insured Municipal Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on March 12, 1992 and commenced operations on
February 26, 1993.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Trust that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment

INTERCAPITAL INSURED MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1997 (unaudited) continued


income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc. (the "Investment Manager") paid the organizational expenses of the Trust's common shares in the amount of $36,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized by the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets.

Under the terms of the Agreement, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 1997 aggregated $4,922,650 and $21,343,038, respectively.

Dean Witter Trust Company, an affiliate of the Investment Manager, is the Trust's transfer agent. At April 30, 1997, the Trust had transfer agent fees and expenses payable of approximately $30,900.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five

INTERCAPITAL INSURED MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1997 (unaudited) continued


years of service. Aggregate pension costs for the six months ended April 30, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,555. At April 30, 1997, the Trust had an accrued pension liability of $28,167 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. PREFERRED SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series 1 through 5 Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.

                     AMOUNT IN                  RESET        RANGE OF
 SERIES    SHARES*   THOUSANDS*     RATE*       DATE     DIVIDEND RATES**
 ------    -------   ----------     -----       ----     ----------------
    1         400     $20,000       3.55%     06/30/97    3.55% - 3.685%
    2         900      45,000       4.05      05/05/97    2.90  - 4.05
    3       1,000      50,000       4.05      05/05/97    3.24  - 4.05
    4         400      20,000       3.50      07/14/97    3.50  - 3.70
    5         400      20,000       4.50      05/05/97    3.00  - 5.125

--------------
*   As of April 30, 1997.
**  For the six months ended April 30, 1997.

Subsequent to April 30, 1997 and up through June 6, 1997, the Trust paid dividends to each of the Series 1 through 5 at rates ranging from 3.50% to 4.50%, respectively, in the aggregate amount of $665,227.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

INTERCAPITAL INSURED MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1997 (unaudited) continued


The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

5. COMMON SHARES OF BENEFICIAL INTEREST

Transactions in common shares of beneficial interest were as follows:

                                                                                                          CAPITAL
                                                                                                          PAID IN
                                                                                                         EXCESS OF
                                                                              SHARES       PAR VALUE     PAR VALUE
                                                                             --------     -----------   -----------
Balance, October 31, 1995 ................................................  33,455,313     $334,553     $470,287,221
Treasury shares purchased and retired (weighted average discount 14.91%)*   (1,989,500)     (19,895)     (23,113,267)
                                                                            ----------     --------     ------------
Balance, October 31, 1996 ................................................  31,465,813      314,658      447,173,954
Treasury shares purchased and retired (weighted average discount 12.89%)*   (1,182,700)     (11,827)     (14,240,279)
                                                                            ----------     --------     ------------
Balance, April 30, 1997 ..................................................  30,283,113     $302,831     $432,933,675
                                                                            ==========     ========     ============

--------------
*  The Trustees have voted to retire the shares purchased.

6. FEDERAL INCOME TAX STATUS

At October 31, 1996, the Trust had a net capital loss carryover of approximately $15,211,000 to offset future capital gains to the extent provided by regulations, which will be available through October 31 of the following years:

   AMOUNT IN THOUSANDS
----------------------------
  2002       2003    2004
 ------     ------   ----
 $10,178    $4,412   $621
 =======    ======   ====

7. DIVIDENDS TO COMMON SHAREHOLDERS

The Trust declared the following dividends from net investment income:

  DECLARATION      AMOUNT        RECORD          PAYABLE
      DATE        PER SHARE       DATE             DATE
      ----        ---------       ----             ----
 April 29, 1997    $0.065     May 9, 1997     May 23, 1997
  May 27, 1997     $0.065     June 6, 1997   June 20, 1997

INTERCAPITAL INSURED MUNICIPAL INCOME TRUST
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:


                                                                                                                 FOR THE PERIOD
                                                               FOR THE SIX     FOR THE YEAR ENDED OCTOBER 31** FEBRUARY 26, 1993*
                                                               MONTHS ENDED    -------------------------------      THROUGH
                                                             APRIL 30, 1997**    1996       1995      1994++    OCTOBER 31, 1993**
----------------------------------------------------------------------------------------------------------------------------------
                                                                (unaudited)
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period ........................     $  13.86     $ 13.69     $11.41    $ 14.95          $14.06

Net investment income........................................         0.50        0.97       0.96       1.10            0.63
Net realized and unrealized gain (loss)......................        (0.20)      (0.01)      2.22      (3.53)           0.96
                                                                  --------     -------     ------    -------          ------
Total from investment operations.............................         0.30        0.96       3.18      (2.43)           1.59
                                                                  --------     -------     ------    -------          ------
Less dividends from:
 Net investment income.......................................        (0.39)      (0.75)     (0.80)     (0.90)          (0.45)
 Common share equivalent of dividends paid to preferred
 shareholders................................................        (0.09)      (0.17)     (0.16)     (0.21)          (0.11)
                                                                  --------     -------     ------    -------          ------
Total dividends..............................................        (0.48)      (0.92)     (0.96)     (1.11)          (0.56)
                                                                  --------     -------     ------    -------          ------
Anti-dilutive effect of acquiring treasury shares............         0.07        0.13       0.06       0.01           --
                                                                  --------     -------     ------    -------          ------
Offering costs charged against capital.......................       --            --         --        (0.01)          (0.14)
                                                                  --------     -------     ------    -------          ------
Net asset value, end of period...............................     $  13.75     $ 13.86     $13.69    $ 11.41          $14.95
                                                                  ========     =======     ======    =======          ======
Market value, end of period..................................     $ 12.125     $11.625     $11.50    $10.375          $15.00
                                                                  ========     =======     ======    =======          ======
TOTAL INVESTMENT RETURN+ ....................................         7.69%(1)    7.81%     19.11%    (25.81)%          3.05%(1)

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:

Total expenses ..............................................         0.68%(2)(3) 0.68%(3)   0.71%(3)   0.80%           0.63%(2)
Net investment income before preferred stock dividends ......         7.15%(2)    7.06%      7.51%      8.23%           6.49%(2)
Preferred stock dividends ...................................         1.26%(2)    1.25%      1.38%      1.55%           1.14%(2)
Net investment income available to common shareholders  .....         5.89%(2)    5.81%      6.13%      6.68%           5.35%(2)

SUPPLEMENTAL DATA:

Net assets, end of period, in thousands......................     $571,438    $591,016   $612,839   $592,759       $783,879
Asset coverage on preferred shares at end of period..........          368%        381%       395%       304%            313%
Portfolio turnover rate .....................................            1%(1)       1%         1%         7%              3%(1)

--------------
*       Commencement of operations.
** The per share amounts were computed using an average number of shares outstanding during the period.
+ Total investment return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
++      Restated for comparative purposes.
(1)     Not annualized.
(2)     Annualized.
(3)     Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
-------------------------------------------------

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
-------------------------------------------------

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
-------------------------------------------------

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
-------------------------------------------------

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
-------------------------------------------------

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.


INTERCAPITAL
INSURED
MUNICIPAL
INCOME
TRUST


Semiannual Report
April 30, 1997